OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Warranty accruals	$ 6,202	$ 6,489
Accrued expenses	8,632	15,749
Voluntary field action		1,496
Accrued commission	3,466	3,493
Employees and related expenses	5,658	8,503
Tax authorities	3,837	14,149
Derivative instruments
Other payables	36	10
Other payables and accrued expenses	$ 27,831	$ 49,889